[AIG LETTERHEAD]

VIA EDGAR TRANSMISSION

May 4, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  FS Variable Separate Account ("Registrant")
     United States Life Insurance Company in the City of New York
     ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-08810)
     (Central Index Key 0000931344)


FILE NUMBER                  PRODUCT NAME
-----------                  ------------
333-178841                   Polaris Platinum III (EA) (NY)
                             Polaris Platinum III (NY)
333-178845                   Polaris Preferred Solution Non Rew (NY)
333-178849                   Polaris Retirement Protector (NY)
333-178843                   Polaris Platinum O-Series (NY)


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form
   of Prospectuses and   Statements of Additional Information that would have
   been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,


/s/ Lucia Williams
Lucia Williams
Director, Legal Services